RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,453,579	1,023,313
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	236,558	54,019
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	6,262,723	7,330,349
Financial assets	$ 236,558	$ 54,019